Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets, Net [Abstract]
Details of total goodwill

As of October 1, 2010	$1,637,416
Goodwill resulting from an immaterial acquisition(1)	103,586
Other	(1,270)

As of September 30, 2011	1,739,732
Other	2,054

As of September 30, 2012	$1,741,786

(1)

During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

Amortization expense on intangible assets

	Year Ended September 30,
	2012	2011	2010
Cost of service	$1,609	$1,609	$1,533
Amortization of purchased intangible assets	50,535	65,958	82,441

Total	$52,144	$67,567	$83,974

Details of total purchased intangible assets

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2012
Core technology	4-8	$381,056	$(332,322)	$48,734
Customer arrangements	6-15	327,207	(245,119)	82,088
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(12,626)	10,456

Total		$783,341	$(642,063)	$141,278

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

Estimated future amortization expense

Amount
Fiscal year:
2013	$35,787
2014	26,493
2015	21,736
2016	18,590
2017	15,827
Thereafter	22,845

Total	$141,278